Intangible Assets and Goodwill (Tables)	9 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in intangible assets and goodwill
Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,	March 31,
	2012	2012
Customer List
Balance At Beginning Of Year	$99,477	$149,481
Amortization	37,503	50,004
Balance At End Of Year	61,974	99,477
Employment Contracts
Balance At Beginning Of Year	—	10,019
Amortization	—	10,019
Balance At End Of Year	—	—
Total Intangibles	61,974	99,477
Goodwill	1,199,754	1,199,754
Total	$1,261,728	$1,299,231

Amortization of the intangibles	Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2013	$50,004
2014	11,970
Total	$61,974